Property, Plant, and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Depreciation expense	$ 38.1	$ 35.3	$ 34.8